Annual Fund Operating Expenses - Service Shares - Janus Henderson Balanced Portfolio - Service Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.87%